Taxes - Income tax - Tax position in the statement of financial position (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current tax assets, current	€ 240	€ 149	€ 181
Current tax liabilities, current	460	538	425
Net current tax	(220)	(389)	(244)	€ (545)
Deferred tax asset	598	421	692
Deferred tax liability	1,143	1,124	1,185
Net deferred tax	(545)	(704)	(493)	€ (181)
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current	59		26
Current tax liabilities, current		31
Net current tax	59	(31)	26
Deferred tax asset	123	135	362
Net deferred tax	123	135	362
Spain Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Current tax assets, current	9	1	13
Net current tax	9	1	13
Deferred tax asset	500
Deferred tax liability	156	161	211
Net deferred tax	(156)	(161)	(211)
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current	92	68	62
Current tax liabilities, current	343	395	328
Net current tax	(251)	(327)	(266)
Deferred tax asset	134	128	127
Deferred tax liability	59	58	93
Net deferred tax	75	70	34
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current		2
Current tax liabilities, current			5
Net current tax		2	(5)
Deferred tax liability	785	786	787
Net deferred tax	(785)	(786)	(787)
Other subsidiaries [Member]
Disclosure of subsidiaries [line items]
Current tax assets, current	80	77	80
Current tax liabilities, current	117	112	92
Net current tax	(37)	(34)	(12)
Deferred tax asset	341	157	202
Deferred tax liability	143	120	94
Net deferred tax	198	€ 38	€ 109
Belgian subsidiaries other than Orange Belgium [member]
Disclosure of subsidiaries [line items]
Deferred tax asset	190
Orange Belgium [member]
Disclosure of subsidiaries [line items]
Deferred tax asset	€ 300